Note 17 - Weighted-average Assumptions Used to Determine the Net Benefit Obligations (Details) - Other Postretirement Benefit Plans [Member]	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Assumptions Used To Determine Net Benefit Obligations [Line Items]
Discount rate	3.60%	3.49%
Salary increase rate	1.80%	2.60%